JPMorgan Trust I

270 Park Avenue

New York, New York 10017

July 14, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”), on behalf of

the Funds (the “Funds”) listed in Appendix A hereto

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses for the Funds dated July 1, 2016. The purpose of this filing is to submit the XBRL information from the 497 filing dated July 6, 2016 for the Funds.

Please contact the undersigned at (212) 648-0472 if you have any questions concerning this filing.

Very truly yours,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

Appendix A

J.P. Morgan Money Market Funds

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Prime Money Market Fund

JPMorgan Tax Free Money Market Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRLInstance Document

EX-101.SCH	XBRLTaxonomy Extension Schema Document

EX-101.CAL	XBRLTaxonomy Extension Calculation Linkbase

EX-101.DEF	XBRLTaxonomy Extension Definition Linkbase

EX-101.LAB	XBRLTaxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase